Discontinued Operations - Schedule of Financial Results of the ACO/MSO Division (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Total revenue		$ 23,646
Operating Expenses and Costs:
Medicare shared savings expenses		95,967
Loss from operations of discontinued operations before income taxes		(72,321)
Provision for income taxes
Loss from discontinued operations, net of income taxes		(72,321)
Consulting revenue [Member]
Revenue:
Total revenue		$ 23,646